Key Sources of Estimation Uncertainty and Critical Accounting Judgments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended	24 Months Ended
	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2020
Disclosure of key sources of estimation uncertainty [line items]
Mineral stream interests	$ 5,734,106		$ 5,488,391
Impairment loss	$ 165,912
Sudbury [member] | Gold interests [member]
Disclosure of key sources of estimation uncertainty [line items]
Impairment loss		$ 120,000